Authorized and Outstanding Equity (Detail) (USD $)	Sep. 30, 2013 Vote
Class A Common Stock
Class of Stock [Line Items]
Common stock, par value per share	$ 0.01
Common stock, shares authorized	500,000,000
Common stock, shares outstanding	14,287,436
Common stock votes per share	1	[1]
Class B Common Stock
Class of Stock [Line Items]
Common stock, par value per share	$ 0.01
Common stock, shares authorized	200,000,000
Common stock, shares outstanding	25,629,149
Common stock votes per share	5	[1]
Class C Common Stock
Class of Stock [Line Items]
Common stock, par value per share	$ 0.01
Common stock, shares authorized	400,000,000
Common stock, shares outstanding	29,001,959
Common stock votes per share	1	[1]
Convertible preferred stock
Class of Stock [Line Items]
Convertible preferred stock, par value per share	$ 0.01
Convertible preferred stock, shares authorized	15,000,000
Convertible preferred stock, shares outstanding	2,565,463
Preferred stock votes per share	1	[1]

[1]	Artisan Investment Corporation and each of our employees to whom we have granted equity have entered into a stockholders agreement with respect to all shares of our common stock they have acquired from us and any shares they may acquire from us in the future, pursuant to which they granted an irrevocable voting proxy to a Stockholders Committee. As of September 30, 2013, our employees held 1,575,157 shares of Class A common stock subject to the agreement and all 25,629,149 outstanding shares of Class B common stock, and Artisan Investment Corporation held 9,627,644 shares of Class C common stock.